SUBSEQUENT EVENTS (Detail Textuals 1) (Subsequent Event, Crede CG II Ltd, USD $)	1 Months Ended
Nov. 29, 2012
Series A Warrants
Subsequent Event [Line Items]
Term of warrant	5 years
Number of common stock called by warrants	179,211
Exercise price of warrants	13.39
Percentage of premium	20.00%
Series B Warrants
Subsequent Event [Line Items]
Term of warrant	5 years
Number of common stock called by warrants	492,831
Exercise price of warrants	13.39
Percentage of premium	20.00%
Series C Warrants
Subsequent Event [Line Items]
Term of warrant	6 months
Number of common stock called by warrants	448,029
Exercise price of warrants	13.39
Percentage of premium	20.00%
Repurchase price	$ 50,000